Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of income before income taxes per juristiction

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Argentina	$ (14,031)	$ (1,661)	$ (11,669)
Paraguay	5,942	3,971	1,719
Uruguay	49,465	33,076	40,843
Panama	(16,283)	(18,731)	(18,707)
Marshall Islands	(6,716)	(33,424)	(6,312)
Others	310	(211)	(600)

Total income/(loss) before income taxes and noncontrolling interest	$ 18,687	$ (16,980)	$ 5,274

Schedule of income tax benefit/(expense)

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Current	$ 1,947	$ (626)	$ 559
Deferred	2,028	1,183	442

Total Argentina	$ 3,975	$ 557	$ 1,001
Current	$ (214)	$ (232)	$ (658)
Deferred	(210)	(49)	4,211

Total Paraguay	$ (424)	$ (281)	$ 3,553

Total income tax benefit	$ 3,551	$ 276	$ 4,554

Reconciliation of Income tax benefit to taxes calculated based on Argentinean tax rate

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Loss before income taxes and noncontrolling interest	$ (14,031)	$ (1,661)	$ (11,669)
Statutory tax rate	35%	35%	35%

Income before taxes at the statutory tax rate	4,911	581	4,084
Permanent differences	(936)	(24)	(3,083)

Income tax benefit of the year	$ 3,975	$ 557	$ 1,001

Components of deferred income taxes

	December 31, 2015	December 31, 2014
Deferred income tax assets:
Future deductible differences	$ 1,934	$ 2,271
Tax loss carry-forward	1,196	—

Total deferred income tax assets	3,130	2,271

Deferred income tax liabilities:
Intangible assets	(8,210)	(9,198)
Property, plant and equipment, net	(5,101)	(5,281)
Other	(736)	(527)

Total deferred income tax liabilities	(14,047)	(15,006)

Net deferred income tax liabilities	$ (10,917)	$ (12,735)